Entity Level Disclosures and Segment Information	12 Months Ended
Dec. 31, 2019
Entity Level Disclosures and Segment Information [Abstract]
ENTITY LEVEL DISCLOSURES AND SEGMENT INFORMATION
NOTE 24 -	ENTITY LEVEL DISCLOSURES AND SEGMENT INFORMATION:

Management has determined the Company’s operating segments based on the information reviewed by the Company’s chief operating decision maker for the purpose of allocating resources to the segments and assessing their performance. The chief operating decision maker examines the performance of the operating segments based on revenues and adjusted operating profit (loss), which is calculated based on operating profit (loss) before depreciation and amortization, impairment of goodwill and intangible assets, contingent consideration measurement and the effects of share-based payment transactions.

As of December 31, 2019, and following NetNut acquisition at June 12, 2019, the Company has two operating segments: Cyber Security and Proxy services (the latter represents the operations of NetNut).

	Cyber Security	Proxy Services	Total
	Year ended December 31, 2019
	U.S. dollar in thousands
Revenues	1,308	1,976	3,284

Adjusted operating loss	(6,715)	89	(6,626)
Share-based payments			(612)
Contingent consideration measurement			(159)
Impairment of goodwill and intangible assets			(1,272)
Depreciation and amortization			(1,122)
Operating loss			(9,791)
Financial expenses, net			(3,184)
Taxes on income			(23)
Net loss for the period			(12,998)

As of the date of these consolidated financial statements, most of the Company’s customers are commercial Israeli and American companies. The remaining Company customers are European companies. Set forth below is a breakdown of the Company’s revenues by geographic regions:

	Israel	USA	Other	Total
		U.S. dollars in thousands
Company’s revenues:
For the year 2019	1,071	1,418	795	3,284
For the year 2018	988	353	125	1,466
For the year 2017	823	227	46	1,096